UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Income & Premium Strategy Fund

April 30, 2017 (unaudited)

Shares		Value*
COMMON STOCK - 68.3%
Aerospace & Defense - 2.6%
93,000	General Dynamics Corp. (f)	$18,022,470
155,000	United Technologies Corp. (f)	18,443,450
		36,465,920
Automobiles - 1.4%
570,500	General Motors Co. (f)	19,762,120

Banks - 9.5%
318,300	Citigroup, Inc.	18,817,896
530,600	Fifth Third Bancorp (f)	12,962,558
388,600	JPMorgan Chase & Co. (f)	33,808,200
134,200	PNC Financial Services Group, Inc.	16,070,450
310,300	U.S. Bancorp (f)	15,912,184
608,500	Wells Fargo & Co. (f)	32,761,640
		130,332,928
Biotechnology - 1.6%
335,000	AbbVie, Inc. (f)	22,089,900

Capital Markets - 2.6%
76,500	Ameriprise Financial, Inc.	9,780,525
591,200	Morgan Stanley (f)	25,640,344
		35,420,869
Chemicals - 2.1%
244,600	Eastman Chemical Co. (f)	19,506,850
321,900	Sasol Ltd., ADR (f)	9,824,388
		29,331,238
Communications Equipment - 0.9%
356,200	Cisco Systems, Inc.	12,135,734

Consumer Finance - 1.2%
214,300	American Express Co. (f)	16,983,275

Containers & Packaging - 1.4%
350,000	International Paper Co. (f)	18,889,500

Diversified Telecommunication Services - 3.2%
508,200	AT&T, Inc. (f)	20,139,966
517,700	Verizon Communications, Inc.	23,767,607
		43,907,573
Electric Utilities - 2.4%
242,600	American Electric Power Co., Inc. (f)	16,455,558
215,000	Entergy Corp. (f)	16,395,900
		32,851,458
Electrical Equipment - 1.5%
280,600	Eaton Corp. PLC (f)	21,224,584

Energy Equipment & Services - 2.0%
2,661,500	Nabors Industries Ltd. (f)	27,519,910

Food & Staples Retailing - 2.2%
404,700	Wal-Mart Stores, Inc. (f)	30,425,346

Health Care Providers & Services - 2.4%
125,700	Aetna, Inc. (f)	16,978,299
153,900	Quest Diagnostics, Inc. (f)	16,237,989
		33,216,288
Hotels, Restaurants & Leisure - 1.2%
268,700	Carnival Corp. (f)	16,597,599

Household Products - 1.1%
175,000	Procter & Gamble Co. (f)	15,282,750

Industrial Conglomerates - 1.3%
141,800	Honeywell International, Inc. (f)	18,595,652

Insurance - 4.1%
82,800	Everest Re Group Ltd.	20,841,588
375,700	MetLife, Inc. (f)	19,465,017
131,100	Travelers Cos., Inc. (f)	15,949,626
		56,256,231
IT Services - 1.4%
120,740	International Business Machines Corp.	19,353,415

Media - 1.4%
279,700	CBS Corp., Class B (f)	18,616,832

Multi-Utilities - 1.2%
369,100	Public Service Enterprise Group, Inc. (f)	16,258,855

Oil, Gas & Consumable Fuels - 9.8%
572,000	Apache Corp. (f)	27,822,080
754,870	Chesapeake Energy Corp. (i)	3,970,616
171,000	Chevron Corp. (f)	18,245,700
274,400	Exxon Mobil Corp. (f)	22,404,760
832,500	Royal Dutch Shell PLC, Class A, ADR (f)	43,448,175
8,637	Southwestern Energy Co. (i)	64,864
380,000	Total S.A., ADR	19,444,600
		135,400,795
Pharmaceuticals - 4.6%
154,900	Johnson & Johnson (f)	19,125,503
21,100	Pacira Pharmaceuticals, Inc. (i)	1,024,405
1,254,884	Pfizer, Inc. (f)	42,565,665
		62,715,573
Road & Rail - 1.7%
346,100	Ryder System, Inc. (f)	23,503,651

Semiconductors & Semiconductor Equipment - 0.9%
335,000	Intel Corp. (f)	12,110,250

Software - 1.7%
368,800	CA, Inc. (f)	12,107,704
266,000	Oracle Corp. (f)	11,959,360
		24,067,064
Technology Hardware, Storage & Peripherals - 0.9%
81,900	Apple, Inc. (f)	11,764,935
Total Common Stock (cost-$873,916,439)		941,080,245

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 18.2%
Apparel & Textiles - 0.4%
$5,720	Iconix Brand Group, Inc., 1.50%, 3/15/18	5,484,050

Auto Components - 0.6%
4,850	Meritor, Inc., 7.875%, 3/1/26	8,666,344

Auto Manufacturers - 0.9%
4,500	Navistar International Corp., 4.75%, 4/15/19	4,404,375
	Tesla, Inc.,
5,360	0.25%, 3/1/19	5,638,050
2,000	2.375%, 3/15/22	2,246,250
		12,288,675
Biotechnology - 0.4%
725	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	857,766
2,500	Illumina, Inc., 0.50%, 6/15/21	2,676,562
1,500	Medicines Co., 2.50%, 1/15/22	2,393,438
		5,927,766

Commercial Services - 0.2%
2,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19	2,237,500

Computers - 0.6%
2,500	Brocade Communications Systems, Inc., 1.375%, 1/1/20	2,537,500
1,310	Carbonite, Inc., 2.50%, 4/1/22 (a)(b)	1,441,000
3,570	Electronics For Imaging, Inc., 0.75%, 9/1/19	3,802,050
		7,780,550
Diversified Financial Services - 0.8%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	4,468,750
7,130	PRA Group, Inc., 3.00%, 8/1/20	6,408,087
		10,876,837
Electric Utilities - 0.3%
	NRG Yield, Inc. (a)(b),
4,300	3.25%, 6/1/20	4,248,938
450	3.50%, 2/1/19	459,281
		4,708,219
Electrical Equipment - 0.4%
	SunPower Corp.,
5,000	0.875%, 6/1/21	3,925,000
2,365	4.00%, 1/15/23	1,908,259
		5,833,259
Electronics - 0.0%
400	Fluidigm Corp., 2.75%, 2/1/34	275,500

Energy-Alternate Sources - 0.3%
4,175	SolarCity Corp., 1.625%, 11/1/19	3,817,516
	SunEdison, Inc. (a)(b)(c)(h),
2,915	2.625%, 6/1/23 (acquisition cost - $2,777,292; purchased 7/24/15)	36,437
3,820	3.375%, 6/1/25 (acquisition cost - $1,849,469; purchased 10/7/15-1/7/16)	47,750
		3,901,703
Equity Real Estate Investment Trusts (REITs) - 0.3%
4,000	Two Harbors Investment Corp., 6.25%, 1/15/22	4,182,500

Healthcare-Products - 0.8%
3,750	Hologic, Inc., zero coupon, 12/15/43 (g)	4,741,406
1,500	Nevro Corp., 1.75%, 6/1/21	1,831,875
4,040	Wright Medical Group, Inc., 2.00%, 2/15/20	4,752,050
		11,325,331
Healthcare-Services - 0.5%
4,735	Molina Healthcare, Inc., 1.125%, 1/15/20	6,415,925

Home Builders - 0.3%
2,295	CalAtlantic Group, Inc., 1.25%, 8/1/32	2,338,031
2,000	KB Home, 1.375%, 2/1/19	2,071,250
		4,409,281
Insurance - 0.1%
2,530	AmTrust Financial Services, Inc., 2.75%, 12/15/44	1,823,181

Internet - 2.2%
	FireEye, Inc.,
1,000	1.00%, 6/1/35, Ser. A	948,750
4,500	1.625%, 6/1/35, Ser. B	4,066,875
2,610	Palo Alto Networks, Inc., zero coupon, 7/1/19	3,056,962
	Priceline Group, Inc.,
2,000	0.35%, 6/15/20	2,926,250
5,000	0.90%, 9/15/21	5,703,125
5,530	Twitter, Inc., 0.25%, 9/15/19	5,263,869
250	VeriSign, Inc., 4.452%, 8/15/37	652,500
5,000	Web.com Group, Inc., 1.00%, 8/15/18	4,896,875
2,285	WebMD Health Corp., 2.625%, 6/15/23 (a)(b)	2,212,166
		29,727,372
Iron/Steel - 0.1%
1,000	AK Steel Corp., 5.00%, 11/15/19	1,453,750

Media - 0.8%
7,195	DISH Network Corp., 3.375%, 8/15/26 (a)(b)	8,840,856

1,500	Liberty Media Corp., 1.375%, 10/15/23	1,697,813
		10,538,669
Mining - 0.1%
1,500	Royal Gold, Inc., 2.875%, 6/15/19	1,602,188

Oil, Gas & Consumable Fuels - 0.9%
1,620	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)	1,601,775
3,000	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)	2,596,875
3,000	SM Energy Co., 1.50%, 7/1/21	2,973,750
4,260	Weatherford International Ltd., 5.875%, 7/1/21	5,074,725
		12,247,125
Pharmaceuticals - 0.8%
3,425	Impax Laboratories, Inc., 2.00%, 6/15/22	2,904,828
3,600	Jazz Investments I Ltd., 1.875%, 8/15/21	4,005,000
3,800	Teligent, Inc., 3.75%, 12/15/19	3,845,125
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	941,419
		11,696,372
Pipelines - 0.2%
4,335	Cheniere Energy, Inc., 4.25%, 3/15/45	2,969,475

Retail - 0.4%
5,950	RH, zero coupon, 7/15/20 (a)(b)	5,027,750

Semiconductors - 3.5%
1,315	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,424,531
2,000	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)	2,471,250
5,155	Inphi Corp., 0.75%, 9/1/21 (a)(b)	5,299,984
2,500	Integrated Device Technology, Inc., 0.875%, 11/15/22	2,548,438
3,605	Intel Corp., 3.479%, 12/15/35	4,918,572
2,400	Lam Research Corp., 1.25%, 5/15/18	5,739,000
	Microchip Technology, Inc.,
4,850	1.625%, 2/15/25	7,114,344
8,685	1.625%, 2/15/27 (a)(b)	8,934,694
	Micron Technology, Inc.,
850	2.125%, 2/15/33, Ser. F	2,186,625
3,225	3.00%, 11/15/43, Ser. G	3,499,125
100	NVIDIA Corp., 1.00%, 12/1/18	517,750
2,000	Veeco Instruments, Inc., 2.70%, 1/15/23	2,207,500
		47,861,813
Software - 1.1%
500	Akamai Technologies, Inc., zero coupon, 2/15/19	498,753
1,750	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	1,740,156
1,000	BroadSoft, Inc., 1.00%, 9/1/22	1,168,125
1,450	Nuance Communications, Inc., 1.00%, 12/15/35	1,408,313
2,500	ServiceNow, Inc., zero coupon, 11/1/18	3,375,000
4,500	Verint Systems, Inc., 1.50%, 6/1/21	4,356,562
2,000	Workday, Inc., 0.75%, 7/15/18	2,336,250
		14,883,159
Telecommunications - 1.0%
1,000	Ciena Corp., 0.875%, 6/15/17	1,003,125
	Finisar Corp.,
3,300	0.50%, 12/15/33	3,483,562
5,480	0.50%, 12/15/36 (a)(b)	5,116,950
5,000	Gogo, Inc., 3.75%, 3/1/20	4,456,250
		14,059,887
Transportation - 0.2%
2,050	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)	2,190,937
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,342,500
		3,533,437
Total Convertible Bonds & Notes (cost-$257,877,848)		251,737,618

Shares
CONVERTIBLE PREFERRED STOCK - 9.1%
Agriculture - 0.6%
78,830	Bunge Ltd., 4.875% (e)	8,479,152

Banks - 1.0%
7,465	Bank of America Corp., 7.25%, Ser. L (e)	9,058,181
1,455	Huntington Bancshares, Inc., 8.50%, Ser. A (e)	2,023,541
2,580	Wells Fargo & Co., 7.50%, Ser. L (e)	3,276,600
		14,358,322
Chemicals - 0.7%
99,000	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	9,989,100

Commercial Services & Supplies - 0.2%
30,390	Stericycle, Inc., 5.25%, 9/15/18	2,249,164

Computers - 0.5%
3,930	NCR Corp., 5.50%, PIK (e)	6,215,295

Diversified Telecommunication Services - 0.4%
110,050	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	4,879,617

Electric Utilities - 1.1%
204,100	AES Trust III, 6.75%, 10/15/29	10,288,681
100,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,240,000
		15,528,681
Equity Real Estate Investment Trusts (REITs) - 0.3%
10,000	American Tower Corp., 5.50%, 2/15/18	1,157,500
55,725	Welltower, Inc., 6.50%, Ser. I (e)	3,522,377
		4,679,877
Food & Beverage - 0.2%
15,500	Post Holdings, Inc., 2.50% (e)	2,461,594

Health Care Providers & Services - 0.5%
125,775	Anthem, Inc., 5.25%, 5/1/18	6,462,319

Independent Power Producers & Energy Traders - 0.1%
57,635	Dynegy, Inc., 5.375%, 11/1/17, Ser. A	1,332,521

Investment Companies - 0.4%
38,100	Mandatory Exchangeable Trust, 5.75%, 6/3/19 (a)(b)	5,243,132

Multi-Utilities - 0.4%
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,118,740

Oil, Gas & Consumable Fuels - 1.3%
45,100	ATP Oil & Gas Corp., 8.00% (a)(b)(e)(h) (acquisition cost - $4,510,000; purchased 9/23/09)	45
16,265	Energy XXI Ltd., 5.625% (e)(i)	8,295
56,750	Kinder Morgan, Inc., Ser. A, 9.75%, 10/26/18	2,613,338
224,530	Sanchez Energy Corp., Ser. B, 6.50% (e)	7,591,359
89,005	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	1,644,812
116,625	WPX Energy, Inc., Ser. A, 6.25%, 7/31/18	6,389,884
		18,247,733
Pharmaceuticals - 1.0%
11,410	Allergan PLC, 5.50%, 3/1/18, Ser. A	9,878,550
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	3,549,184
		13,427,734
Wireless Telecommunication Services - 0.4%
47,835	T-Mobile U.S., Inc., 5.50%, 12/15/17	5,248,456
Total Convertible Preferred Stock (cost-$144,466,914)		124,921,437

Principal Amount (000s)
CORPORATE BONDS & NOTES (a)(b)- 0.6%
Oil, Gas & Consumable Fuels - 0.6%
	Cobalt International Energy, Inc.,
$4,647	7.75%, 12/1/23	2,881,140
5,350	10.75%, 12/1/21	5,309,875
Total Corporate Bonds & Notes (cost-$11,191,780)		8,191,015

Units
WARRANTS (a)(d)(i)- 0.0%
Commercial Services - 0.0%
97,838	Cenveo Corp., strike price $12.00, expires 6/10/24 (cost-$0)	15,739

Principal Amount (000s)
Repurchase Agreements - 4.7%
$64,439	State Street Bank and Trust Co., dated 4/28/17, 0.09%, due 5/1/17, proceeds $64,439,483; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $65,735,541 including accrued interest (cost-$64,439,000)	64,439,000

Total Investments, before options written (cost-$1,351,891,981) (j)-100.9%		1,390,385,054

Contracts
Call Options Written (i)- (0.4)%
	Consumer Discretionary Select Sector SPDR Index, (CBOE),
3,000	strike price $89.00, expires 5/5/17	(357,000)
3,000	strike price $88.50, expires 5/12/17	(549,000)
2,500	strike price $89.50, expires 5/26/17	(382,500)
3,500	strike price $91.00, expires 6/2/17	(248,500)
	Nasdaq 100 Stock Index, (OTC),
20	strike price $5,525.00, expires 5/5/17	(132,500)
20	strike price $5,475.00, expires 5/12/17	(237,600)
20	strike price $5,475.00, expires 5/19/17	(244,800)
20	strike price $5,625.00, expires 5/26/17	(66,400)
	Philadelphia Oil Services Sector Flex Index, (OTC),
900	strike price $180.00, expires 5/5/17	—
900	strike price $181.00, expires 5/12/17	(13)
900	strike price $175.00, expires 5/19/17	(751)
1,100	strike price $172.00, expires 5/26/17	(6,202)
1,100	strike price $169.00, expires 6/2/17	(21,679)
	Philadelphia Stock Exchange KBW Bank Flex Index, (OTC),
3,500	strike price $96.50, expires 5/5/17	(888)
3,500	strike price $95.00, expires 5/12/17	(47,172)
2,000	strike price $95.00, expires 5/19/17	(56,222)
3,500	strike price $94.00, expires 5/26/17	(237,422)
2,500	strike price $96.00, expires 6/2/17	(93,601)
	S&P 500 Index, (OTC),
100	strike price $2,365.00, expires 5/5/17	(224,500)
100	strike price $2,380.00, expires 5/5/17	(109,500)
75	strike price $2,385.00, expires 5/5/17	(59,625)
75	strike price $2,390.00, expires 5/5/17	(40,125)
75	strike price $2,370.00, expires 5/12/17	(175,125)
100	strike price $2,375.00, expires 5/12/17	(197,500)
100	strike price $2,380.00, expires 5/12/17	(164,500)
75	strike price $2,385.00, expires 5/12/17	(100,125)
75	strike price $2,370.00, expires 5/19/17	(193,875)
100	strike price $2,375.00, expires 5/19/17	(223,500)
75	strike price $2,380.00, expires 5/19/17	(142,875)
100	strike price $2,385.00, expires 5/19/17	(160,500)
150	strike price $2,375.00, expires 5/26/17	(381,750)
100	strike price $2,385.00, expires 5/26/17	(191,500)
100	strike price $2,400.00, expires 5/26/17	(114,500)
100	strike price $2,395.00, expires 6/2/17	(167,500)
100	strike price $2,400.00, expires 6/2/17	(143,500)
Total Call Options Written (cost-$5,671,746)		(5,472,750)

Total Investments, net of options written (cost-$1,346,220,235)-100.5%		1,384,912,304
Other liabilities in excess of other assets-(0.5)%		(6,354,815)
Net Assets-100.0%		$1,378,557,489

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation.  The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $63,976,574, representing 4.6% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $63,960,835, representing 4.6% of net assets.

(c)	In default.

(d)	Fair-Valued—Security with a value of $15,739, representing less than 0.05% of net assets.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)	Restricted. The aggregate acquisition cost of such securities is $9,136,761. The aggregate value is $84,232, representing less than 0.05% of net assets.

(i)	Non-income producing.

(j)

At April 30, 2017, the aggregate cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,352,784,981. Gross unrealized appreciation was $145,333,221; gross unrealized depreciation was $107,733,148; and net unrealized appreciation was $37,600,073. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

(k)	Transactions in call options written for the three months ended April 30, 2017:

	Contracts	Premiums
Options outstanding, January 31, 2017	30,700	$5,895,707
Options written	88,785	15,185,521
Options terminated in closing transactions	(32,355)	(3,295,869)
Options expired	(39,835)	(6,659,247)
Options exercised	(13,715)	(5,454,366)
Options outstanding, April 30, 2017	33,580	$5,671,746

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/17
Investments in Securities - Assets
Common Stock	$941,080,245	$—	$—	$941,080,245
Convertible Bonds & Notes	—	251,737,618	—	251,737,618
Convertible Preferred Stock:
Agriculture	—	8,479,152	—	8,479,152
Computers	—	6,215,295	—	6,215,295
Food & Beverage	—	2,461,594	—	2,461,594
Investment Companies	—	5,243,132	—	5,243,132
Oil, Gas & Consumable Fuels	10,648,034	7,599,699	—	18,247,733
Pharmaceuticals	9,878,550	3,549,184	—	13,427,734
All Other	70,846,797	—	—	70,846,797
Corporate Bonds & Notes	—	8,191,015	—	8,191,015
Warrants	—	—	15,739	15,739
Repurchase Agreements	—	64,439,000	—	64,439,000
	1,032,453,626	357,915,689	15,739	1,390,385,054
Investments in Securities - Liabilities
Call Options Written:
Market Price	(5,008,800)	(463,950)	—	(5,472,750)
Totals	$1,027,444,826	$357,451,739	$15,739	$1,384,912,304

At April 30, 2017, the Fund had no transfers between levels.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2017, was as follows:

	Beginning Balance 1/31/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/17
Investments in Securities - Assets
Warrants	$28,118	$—	$—	$—	$—	$(12,379)	$—	$—	$15,739

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2017:

	Ending Balance at 4/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Warrants	$15,739	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.16087

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2017 was $(12,379).

Glossary:

ADR - American Depositary Receipt

CBOE - Chicago Board Options Exchange

OTC - Over-the-Counter

PIK - Payment-in-Kind

SPDR - Standard & Poor’s Depositary Receipts

Item 2. Controls and Procedures

(a)   The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017